SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Significant Accounting Policies
Loss on disposal of vehicles and held-for-reclassification	¥ 24,241,209		¥ 1,848,313		¥ 5,055,620
Impairment of intangible assets and long-lived assets
Impairment of long-lived assets | $		$ 0		$ 0		$ 0
Net investment in direct financing leases
Total direct financing leases revenues	3,875,346		10,140,216		¥ 7,197,316
Car rental operating licenses and vehicle license plates
Significant Accounting Policies
Gross carrying value	¥ 66,505,752		¥ 64,101,470
In-car equipment
Significant Accounting Policies
Estimated useful lives	3 years	3 years
Office furniture and equipment
Significant Accounting Policies
Estimated useful lives	5 years	5 years
Building
Significant Accounting Policies
Estimated useful lives	39 years	39 years
Minimum
Significant Accounting Policies
Holding period for vehicles subject to the repurchase programs	12 months	12 months
Minimum | Vehicles
Significant Accounting Policies
Estimated useful lives	1 year	1 year
Minimum | Software
Significant Accounting Policies
Estimated useful lives	3 years	3 years
Minimum | Leasehold improvements
Significant Accounting Policies
Estimated useful lives	1 year	1 year
Maximum
Significant Accounting Policies
Holding period for vehicles subject to the repurchase programs	24 months	24 months
Maximum | Vehicles
Significant Accounting Policies
Estimated useful lives	4 years	4 years
Maximum | Software
Significant Accounting Policies
Estimated useful lives	5 years	5 years
Maximum | Leasehold improvements
Significant Accounting Policies
Estimated useful lives	5 years	5 years